Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Plant and Equipment, Net
	2011	2010	2009
Buildings	$319,890,768	$311,717,261	$293,225,129
Facility machinery and equipment	575,422,687	565,829,867	552,373,720
Manufacturing machinery and equipment	6,310,595,278	5,584,906,496	5,398,887,677
Furniture and office equipment	86,537,280	78,075,574	74,206,691
Transportation equipment	2,212,489	2,109,425	1,890,082
	7,294,658,502	6,542,638,623	6,320,583,299
Less: accumulated depreciation	(5,370,041,078)	(4,902,754,755)	(4,299,836,387)
	1,924,617,424	1,639,883,868	2,020,746,912
Construction in progress	591,960,595	711,978,919	230,867,305
	$2,516,578,019	$2,351,862,787	$2,251,614,217